Operations (Details 2)	12 Months Ended
Dec. 31, 2024
Dona Francisca Energetica S A [Member]
Disclosure of associates [line items]
Name of associate	Dona Francisca Energética S.A.
Domicile of entity	Agudo/RS
Description of nature of entity's operations and principal activities	Production of electricity
Interest	23.03%
Investor	Copel
Fozdo Chopim Energetica Ltda [Member]
Disclosure of associates [line items]
Name of associate	Foz do Chopim Energética Ltda.
Domicile of entity	Curitiba/PR
Description of nature of entity's operations and principal activities	Production of electricity
Interest	35.77%
Investor	Copel GeT